Investments in and advances to Equity Accounted Investments (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Equity Accounted Investments

	Year Ended December 31,
	2019 $	2018 $
High-Q Joint Venture	28,112	25,766
Total	28,112	25,766
A condensed summary of the Company’s financial information for equity-accounted for investments (11.3% to 50.0% owned) shown on a 100% basis are as follows:

	As at December 31,
	2019 $	2018 $
Cash, cash equivalents and restricted cash	3,285	1,697
Other current assets	2,026	2,488
Vessels and equipment	77,984	81,789

Current portion of long-term debt	6,091	5,378
Other current liabilities	500	452
Long-term debt	25,651	31,742
Other non-current liabilities	18,398	20,436

	Year Ended December 31,
	2019 $	2018 $	2017 $
Revenues	12,282	9,601	107,691
Income from operations	6,329	4,159	11,640
Realized and unrealized (loss) gain on derivative instruments	—	(104)	26
Net income (loss)	4,689	2,441	(8,967)